Note 4 - Business Combination (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Sep. 30, 2016	Sep. 30, 2015
Business Combination, Contingent Consideration, Liability		$ 424,000	$ 534,000
Fair Value Adjustment for Contingent Consideration		18,000	12,000
Certain Assets of a Tax Preparation and Accounting Business [Member]
Business Combination, Contingent Consideration, Liability	$ 569,000	424,000	534,000
Business Combination, Earn-out Period	4 years
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 640,000
Fair Value Adjustment for Contingent Consideration		18,000	12,000
Business Combination, Contingent Consideration, Payment		$ 128,000	$ 47,000
Certain Assets of a Tax Preparation and Accounting Business [Member] | Customer Relationships [Member]
Finite-Lived Intangible Asset, Useful Life		7 years